UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2002
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	February 11, 2002

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	82
Form 13F Information Table Value Total:	160,359

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104      742    56625 SH       SOLE                    56125      500
AON Corporation                COM              037389103      334    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      317    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      548    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      110    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      282     1590 SH       SOLE                      252     1338
Altria Group Inc               COM              718154107     6425   158530 SH       SOLE                    78080    80450
American Intl Group            COM              026874107     2115    36560 SH       SOLE                    27181     9379
Anheuser Busch Cos Inc         COM              035229103      489    10100 SH       SOLE                             10100
Apple Computers Inc            COM              037833100      573    40000 SH       SOLE                    40000
Archer-Daniels -Midland Corp   COM              039483102      126    10172 SH       SOLE                    10172
BP Amoco PLC Spons ADR         COM              055622104      485    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      748    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      578    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      640    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      645      266 SH       SOLE                      266
Boeing Co                      COM              097023105      234     7080 SH       SOLE                     7080
Boston Properties Inc.         COM              101121101      221     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     2099    90684 SH       SOLE                    90000      684
Cendant Corp.                  COM              151313103      453    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      195    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            3806    57251 SH       SOLE                    51333     5918
CitiGroup Inc.                 COM              13218P105     4245   120632 SH       SOLE                    85432    35200
Clear Channel Communications,  COM              184502102      201     5400 SH       SOLE                     5400
Coca Cola Enterprises          COM              191219104     1955    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    48415  1104350 SH       SOLE                    30256  1074094
Comcast Corp                   COM                             306    13400 SH       SOLE                    13400
Cypress Biosciences            COM              232674101      249    92308 SH       SOLE                             92308
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5411   154860 SH       SOLE                   115866    38994
Fannie Mae                     COM              313586109     2005    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      638    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      238     7260 SH       SOLE                              7260
FleetBoston Financial Corp.    COM              338915101      973    40051 SH       SOLE                    38697     1354
Ford Motor Cp DE NEW           COM              345370100      658    70712 SH       SOLE                    70512      200
Freddie Mac - Voting Common    COM              313400301    10764   182290 SH       SOLE                   158474    23816
Freeport McMoran Copper & Gold COM              35671D857      308    18340 SH       SOLE                    18340
General Electric               COM              369604103     6453   265000 SH       SOLE                   217948    47052
General Motors Class H New     COM              370442832      329    30759 SH       SOLE                    30708       51
General Motors Corporation     COM              370442105      446    12100 SH       SOLE                    11814      286
Gillette Company               COM              375766102      822    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       43    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      167    13000 SH       SOLE                     8000     5000
Intel Corp                     COM              458140100     1231    79070 SH       SOLE                    51470    27600
International Business Machine COM              459200101     6635    85608 SH       SOLE                    63304    22304
J.P. Morgan Chase & Co.        COM                             849    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     1947    36244 SH       SOLE                    35214     1030
Kimberly-Clark                 COM              494368103     1968    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1423    40650 SH       SOLE                    40600       50
Liberty Media Group            COM                             565    63243 SH       SOLE                    63243
Loews Cos.                     COM              540424108     5011   112700 SH       SOLE                    77984    34716
Marsh & McLennan Co. Inc.      COM              571748102      333     7200 SH       SOLE                      900     6300
May Department Stores Comp     COM              577778103     3913   170276 SH       SOLE                   153003    17273
Meadowbrook Golf Inc           COM              583195102       47   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     8091   142920 SH       SOLE                   127520    15400
Microsoft Corp                 COM              594918104      672    12990 SH       SOLE                    12990
Motorola Inc.                  COM              620076109      393    45440 SH       SOLE                    45440
Nestle ADR                     COM                             255     4800 SH       SOLE                              4800
Nokia                          COM              654902204      268    17300 SH       SOLE                    17200      100
Oceanic Exploration            COM                              12    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      195    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     2179    51600 SH       SOLE                    28500    23100
Pfizer, Inc.                   COM              717081103     4610   150810 SH       SOLE                    79560    71250
Procter & Gamble Co Com        COM              742718109      931    10830 SH       SOLE                             10830
Public Storage                 COM              74460D109      451    13971 SH       SOLE                     1488    12483
Royal Dutch Petroleum NV ADR   COM              780257804     2500    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      671    24745 SH       SOLE                    18399     6346
SLM Corp (formerly USA Educati COM              78442A109      208     2000 SH       SOLE                              2000
Singapore Airlines             COM              870794302      617   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      211    15000 SH       SOLE                     5000    10000
Sun Microsystems               COM              866810104      239    76900 SH       SOLE                    76900
Swire Pacific Ltd Spons ADR Rp COM              870794302      148    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106      386    18204 SH       SOLE                    17825      379
USA Interactive (formerly HSN  COM              902984103      917    40000 SH       SOLE                    40000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
Viacom Inc Cl B                COM              925524308     1300    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      778    15400 SH       SOLE                     5100    10300
Zimmer Holdings Inc            COM                             374     9016 SH       SOLE                     8968       48
News Corp Ltd ADR Voting Shs P                  652487802     1182    52193 SH       SOLE                    51468      725
Ford Motor Co Cap Tr II 6.5% C                  345395206     1103    27000 SH       SOLE                    19800     7200